Estimates	6 Months Ended
Jun. 30, 2020
Disclosure of changes in accounting estimates [abstract]
Estimates
5	Estimates
The preparation of the Interim Financial Information requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
In preparing the Interim Financial Information, the nature of significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were consistent with those described in the 2019 Financial Statements.